                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) UNION STANDARD EQUITY FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Union Standard Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.8%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                9,863             $    639,813
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              10,809                  597,192
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,237,005
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                      56,400             $    577,536
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 9.3%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               24,296             $  1,108,141
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     11,446                  529,149
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                         16,814                  649,189
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                           6,870                  401,208
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                             16,100                  568,652
-----------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc.                                                                                   6,888                  252,101
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                             17,570                  714,923
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,223,363
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                  38,370             $    641,163
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   22,447                  718,753
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     27,600                  694,968
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,054,884
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            7,996             $    439,860
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                     9,600             $    427,488
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                 7,100                  445,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    873,084
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                    77,068             $    554,119
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     39,720                  986,645
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,540,764
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                               16,700             $    614,727
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                         19,900                  786,249
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,400,976
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               10,900             $    544,019
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                 7,440                  465,670
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                16,960                  894,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,904,329
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                                                     9,200             $    245,732
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                57,448                1,990,573
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                            5,800                  282,518
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,518,823
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                  7,448             $    299,186
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         38,100                  992,886
-----------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.*                                                                                        7,916                  211,516
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                   17,883                  337,989
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             27,365                  768,136
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,609,713
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                                  7,500             $    419,400
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      13,200                  758,868
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   34,132                1,961,566
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,139,834
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           22,540             $    655,238
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                         11,680             $    257,077
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                 11,289                  528,212
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       14,300                  771,199
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,556,488
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.                                                                               16,300             $    518,340
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                         8,253             $    594,794
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                    5,419             $    397,104
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.3%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                   6,538             $    379,858
-----------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                           19,003                  475,835
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              8,697                  650,362
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       11,500                  516,810
-----------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                       3,900                  251,238
-----------------------------------------------------------------------------------------------------------------------------------
UNUMProvident Corp.                                                                                 18,512                  339,140
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                 3,200                  238,144
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,851,387
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                        7,900             $    589,419
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                          9,300                  609,057
-----------------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                         5,500                  300,025
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            7,300                  581,664
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.*                                                                        9,200                  294,400
-----------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                          14,587                  336,960
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,711,525
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                           11,400             $    646,038
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                               9,275             $    601,948
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                               7,735                  589,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,191,123
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                 23,915             $    454,385
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                      6,607             $    315,947
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                      5,430             $    302,505
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   20,538                1,334,970
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   25,090                  772,772
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               16,201                  720,945
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,131,192
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  10,780             $    507,522
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                    9,130             $    475,490
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                       4,088             $    246,506
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       10,900                  507,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    754,446
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      18,600             $    452,910
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                21,060             $    402,457
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                     18,531             $    492,369
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                            16,150                  383,563
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        27,345                  944,770
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,820,702
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  16,188             $  1,046,716
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                                   39,889             $    600,728
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            7,500                  623,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,223,903
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $37,425,695)                                                                            $ 44,227,878
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            PAR AMOUNT                $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost <                                $1,140,000             $  1,140,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $38,565,695)                                                                       $ 45,367,878
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-(0.3)%                                                                                      (150,609)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $ 45,217,269
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
< The rate shown represents an annualized yield at time of purchase.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UNION STANDARD EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) JUNE 30, 2005.

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $ 38,582,504
                                                                  ============
Gross unrealized appreciation                                     $  8,832,948
Gross unrealized depreciation                                       (2,047,574)
                                                                  ------------
Net unrealized appreciation(depreciation)                         $  6,785,374
                                                                  ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05


MFS(R) MID CAP VALUE FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.8%
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.*                                                                           125,000             $  6,173,750
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                       136,000                5,862,960
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                          109,000                4,559,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 16,596,180
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                              200,000             $  4,672,000
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        175,000                6,756,750
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                       200,000                8,440,000
-----------------------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                                          448,570                5,118,184
-----------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                        125,600                6,472,168
-----------------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.*                                                                                 200,000                2,892,000
-----------------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                       300,000                4,215,000
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                                    300,000                8,427,000
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 200,000               10,892,000
-----------------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                    275,000                6,710,000
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                            400,000                8,936,000
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                                250,000                6,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                               125,000                9,191,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 89,192,352
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                   240,000             $  6,412,800
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                       90,000                3,785,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,198,200
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                         125,000             $  3,981,250
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                        400,000                4,580,000
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                   600,000                7,308,000
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                                              500,000                6,385,000
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                               150,000                4,132,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 26,386,750
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                          336,300             $  6,251,817
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                                                     150,000                4,501,500
-----------------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"                                                        250,000                3,575,000
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             250,000                7,172,500
-----------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                                300,000                5,550,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 27,050,817
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                    300,000             $  5,844,000
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                                                       400,000                3,404,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,248,000
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 450,000             $  8,833,500
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                90,000                5,648,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,481,900
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                            250,000             $  4,950,000
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                              190,000                4,115,400
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                   700,000                5,033,000
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                      250,000                6,545,000
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                            1,070,000                6,997,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 27,641,200
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                          2,500,000             $  9,325,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                                                  175,000             $  6,016,500
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                   71,200                5,998,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,015,100
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                              500,000             $ 12,525,000
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                     900,000                9,153,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 21,678,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc.*                                                                        200,000             $  3,338,000
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                                 100,000                4,410,000
-----------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               250,000                8,437,500
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                125,000                6,848,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 23,034,250
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                                      120,000             $  5,413,200
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                                        150,000                3,931,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,344,700
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 5.9%
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 225,000             $ 11,403,000
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                128,400                7,293,120
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                          180,000                7,180,200
-----------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                  90,000                6,808,500
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                              200,000                5,380,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 38,064,820
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                        300,000             $  5,709,000
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      412,300             $ 13,346,151
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                         200,000             $  5,220,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                         70,000             $  7,492,100
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                     400,000             $  8,728,000
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  225,000                8,509,500
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      150,000                4,534,500
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                       100,000                5,434,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 27,206,000
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                       350,000             $  7,276,500
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                              44,000             $  3,140,280
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                                                 800,000             $  4,480,000
-----------------------------------------------------------------------------------------------------------------------------------
IDX Systems Corp.*                                                                                  95,200                2,869,328
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                            527,600                6,457,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,807,152
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                       65,000             $  4,353,050
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 150,000             $  4,583,232
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                140,000             $  5,411,000
-----------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.*##                                                                         403,300                6,476,675
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                      200,000                8,262,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,149,675
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.5%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    175,000             $  9,184,000
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              100,000                6,205,000
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                350,000               14,280,000
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         350,000                8,995,000
-----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.*                                                                                   62,400                3,367,728
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 42,031,728
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                   75,000             $  4,862,250
-----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                                                   781,500                2,961,885
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,824,135
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                               275,000             $  7,227,000
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Media General, Inc., "A"                                                                           125,000             $  8,095,000
-----------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                             7,000                5,845,210
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,940,210
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.*                                                                     400,000             $  5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Eagle Bulk Shipping, Inc.*                                                                         350,540                4,732,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,732,290
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                                                  215,100             $  4,033,125
-----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                        300,000                3,390,000
-----------------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp.                                                                                     550,000                4,999,500
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp.*                                                                               136,300                3,407,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 15,830,125
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                           150,000             $  6,786,000
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                              250,000             $  6,605,000
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                    218,100             $  6,492,837
-----------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                        150,000                5,862,000
-----------------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.*                                                                            180,000                5,724,000
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     228,000                5,551,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 23,630,637
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                                                      400,000             $  8,708,000
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.*                                                                                       400,000                3,328,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,036,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                   125,000             $  4,328,750
-----------------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                                                    365,000                4,803,400
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.*                                                                          300,000                4,200,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,332,150
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                          200,000             $  8,980,000
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                     700,000             $  2,380,000
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                                  400,000                6,024,000
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    118,200                4,971,492
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                                250,000                5,215,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,590,492
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $586,518,682)                                                                           $633,086,176
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                                              10,500             $ 11,190,375
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $10,237,500)                                                      $ 11,190,375
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                                 $10,793,000            $ 10,793,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $607,549,182) ~                                                                    $655,069,551
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-(1.2)%                                                                                    (7,984,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $647,085,279
-----------------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of June 30, 2005, the fund had one security representing $6,476,675 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP VALUE FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                $ 608,297,782
                                                              =============
Gross unrealized appreciation                                 $  73,738,972
Gross unrealized depreciation                                   (26,967,203)
                                                              -------------
    Net unrealized appreciation(depreciation)                 $  46,771,769
                                                              =============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: MFS SERIES TRUST XI
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.